Stockholders' equity - Unrealized fair value gain (losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized fair value gain (losses)
Balance	$ 41,024	$ 35,704	$ 56,321
Translation adjustments	1,026	(3,677)	10,244
Balance	44,772	41,024	35,704
Unrealized fair value gain (losses)
Unrealized fair value gain (losses)
Balance	(1,147)	(992)
Other comprehensive income	(46)	(62)
Translation adjustments	10	(93)
Balance	(1,183)	(1,147)	(992)
Retirement benefit obligations
Unrealized fair value gain (losses)
Balance	(809)	(703)
Other comprehensive income	(46)	(70)
Translation adjustments	10	(36)
Balance	(845)	(809)	(703)
Cash flow hedge
Unrealized fair value gain (losses)
Balance		(6)
Other comprehensive income		7
Translation adjustments		(1)
Balance			(6)
Available-for-sale- financial instruments
Unrealized fair value gain (losses)
Balance		(1)
Other comprehensive income		1
Balance			(1)
Conversion shares
Unrealized fair value gain (losses)
Balance	(338)	(282)
Translation adjustments		(56)
Balance	$ (338)	$ (338)	$ (282)